Average Annual Total Returns - Delaware Opportunity Fund	Russell Midcap® Value Index 1 year	Russell Midcap® Value Index 5 years	Russell Midcap® Value Index 10 years or lifetime	Class A 1 year	Class A 5 years	Class A 10 years or lifetime	Class A After Taxes on Distributions 1 year	Class A After Taxes on Distributions 5 years	Class A After Taxes on Distributions 10 years or lifetime	Class A After Taxes on Distributions and Sales 1 year	Class A After Taxes on Distributions and Sales 5 years	Class A After Taxes on Distributions and Sales 10 years or lifetime	Institutional Class 1 year	Institutional Class 5 years	Institutional Class Lifetime	Institutional Class Inception Date	Class R6 1 year	Class R6 5 years	Class R6 Lifetime	Class R6 Inception Date
Total	28.34%	11.22%	13.44%	23.52%	9.85%	11.89%	21.88%	7.06%	9.71%	15.00%	7.19%	9.29%	31.40%	11.50%	11.16%	Apr. 01, 2013	31.61%	11.63%	11.31%	Apr. 01, 2013